CONVERTIBLE REDEEMABLE PREFERRED SHARES - Summary of movement of Preferred Shares issued (Details) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding	202,699,487			202,699,487
Accretion of Preferred Shares			$ 72,554
Modification of Preferred Shares		$ 261,500,000	261,472
Conversion of Preferred Shares	$ (1,695,300,000)		(1,695,304)
Series A convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding				34,362,468
Original Issue Price per Share				$ 0.4323
Accretion of Preferred Shares			$ 693,000
Conversion Price of Preferred Shares			$ 0.4323
Conversion of Preferred Shares			$ (15,357,000)
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding				44,758,365
Original Issue Price per Share				$ 1.7319
Accretion of Preferred Shares			$ 4,180,000
Conversion Price of Preferred Shares			$ 1.7319
Conversion of Preferred Shares			$ (81,020,000)
Series B+ Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding				27,428,047
Original Issue Price per Share				$ 3.6673
Accretion of Preferred Shares			$ 5,423,000
Conversion Price of Preferred Shares			$ 3.6673
Conversion of Preferred Shares			$ (112,558,000)
Series B2 Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding				10,478,885
Original Issue Price per Share				$ 6.5196
Accretion of Preferred Shares			$ 3,684,000
Conversion Price of Preferred Shares			$ 6.5196
Conversion of Preferred Shares			$ (71,822,000)
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding				57,896,414
Original Issue Price per Share				$ 9.422
Accretion of Preferred Shares			$ 29,412,000
Conversion Price of Preferred Shares			$ 9.422
Conversion of Preferred Shares			$ (588,499,000)
Series C+ Convertible Redeemable Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding				16,161,021
Original Issue Price per Share				$ 15.4687
Accretion of Preferred Shares			13,479,000
Modification of Preferred Shares			$ 119,430,000
Conversion Price of Preferred Shares			$ 10.7134
Conversion of Preferred Shares			$ (382,793,000)
Series D convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Total Number of Shares Outstanding				11,614,287
Original Issue Price per Share				$ 25.0446
Accretion of Preferred Shares			15,683,000
Modification of Preferred Shares			$ 142,042,000
Conversion Price of Preferred Shares			$ 10.7134
Conversion of Preferred Shares			$ (443,255,000)